Subsequent event	12 Months Ended
Dec. 31, 2018
Subsequent event
Subsequent event

27          Subsequent event

On January 1, 2019, the Group has completed an investment in 34.38% equity interest of Changyi (Shanghai) Information Technology Co., Ltd. (“Changyi”), a company incorporated in the PRC and an independent software vendor based in Shanghai, the PRC, at a total cash consideration of RMB42.6 million (equivalent to approximately US$6,187). Changyi became a subsidiary of the Company effective from January 1, 2019 as the Company has established control over Changyi through certain shareholder agreements. Other shareholders of Changyi expects the operating effectiveness brought about by the control over Changyi by the Company to be of their best interests. Based on the preliminary assessment performed, the Group expects to record this acquisition as a business combination accounted for using the acquisition method of accounting. The Group is in the process of finalizing the assessment on the accounting treatment of this acquisition and the resulting impact to the consolidated financial statements of the Group.